Stock-Based Compensation - Summary of Option Activities (Details) - Stock options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Range of Exercise Prices
Options Outstanding (in shares)	437	2,587
Weighted Average Exercise Price (in dollars per share)	$ 3.24	$ 1.41
Options Exercisable (in shares)	437	2,433
Weighted Average Exercise Price (in dollars per share)	$ 3.24	$ 1.28
Weighted Average Remaining Contractual Life (In years)	2 years	1 year 7 months 6 days
$0.36 - $0.41
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 0.36
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 0.41
Options Outstanding (in shares)		1,639
Weighted Average Exercise Price (in dollars per share)		$ 0.36
Options Exercisable (in shares)		1,639
Weighted Average Exercise Price (in dollars per share)		$ 0.36
Weighted Average Remaining Contractual Life (In years)		8 months 12 days
$0.96 - $1.80
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.96	$ 0.96
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 1.80	$ 1.80
Options Outstanding (in shares)	31	79
Weighted Average Exercise Price (in dollars per share)	$ 0.97	$ 0.97
Options Exercisable (in shares)	31	79
Weighted Average Exercise Price (in dollars per share)	$ 0.97	$ 0.97
Weighted Average Remaining Contractual Life (In years)	2 months 12 days	1 year 2 months 12 days
$3.25 - $3.36
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.25	$ 3.25
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.36	$ 3.36
Options Outstanding (in shares)	179	341
Weighted Average Exercise Price (in dollars per share)	$ 3.33	$ 3.33
Options Exercisable (in shares)	179	338
Weighted Average Exercise Price (in dollars per share)	$ 3.33	$ 3.33
Weighted Average Remaining Contractual Life (In years)	1 year 4 months 24 days	2 years 6 months
$3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.43	$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.50	$ 3.50
Options Outstanding (in shares)	227	528
Weighted Average Exercise Price (in dollars per share)	$ 3.48	$ 3.48
Options Exercisable (in shares)	227	377
Weighted Average Exercise Price (in dollars per share)	$ 3.48	$ 3.48
Weighted Average Remaining Contractual Life (In years)	2 years 7 months 6 days	3 years 8 months 12 days